CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($) $ in Millions	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income (loss)
Beginning Balance at Dec. 31, 2012	$ 93.9	$ 0.1	$ 109.9	$ (19.0)	$ 2.9
Beginning Balance (in shares) at Dec. 31, 2012		1,232,949,935
Shares issued	220.2	$ 0.3	$ 219.9
Shares issued, shares		2,468,195,395
Net income (loss) for the year	(48.0)			$ (48.0)
Other comprehensive income (loss)	1.2				$ 1.2
Ending Balance at Dec. 31, 2013	267.3	$ 0.4	$ 329.8	$ (67.0)	$ 4.1
Ending Balance (in shares) at Dec. 31, 2013		3,701,145,330
Net income (loss) for the year	3.0			$ 3.0
Other comprehensive income (loss)	(40.6)				$ (40.6)
Ending Balance at Dec. 31, 2014	$ 229.7	$ 0.4	$ 329.8	$ (64.0)	$ (36.5)
Ending Balance (in shares) at Dec. 31, 2014	3,701,145,330	3,701,145,330
Vesting of restricted stock units
Vesting of restricted stock units (in shares)		795,304
Settlement of restricted stock units vested with shares held by depository bank		(795,304)
Share-based compensation	$ 0.5		$ 0.5
Share issued to depository bank
Share issued to depository bank, shares		1,550,000
Acquired in the Transaction	$ 100.8	$ 0.0	$ 100.8
Acquired in the Transaction, shares		457,980,262
Net income (loss) for the year	43.8			$ 43.8
Other comprehensive income (loss)	(34.6)				$ (34.6)
Ending Balance at Dec. 31, 2015	$ 340.2	$ 0.4	$ 431.1	$ (20.2)	$ (71.1)
Ending Balance (in shares) at Dec. 31, 2015	4,160,675,592	4,160,675,592